Consolidated cash flow statement (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow statement
Interest received, classified as operating activities	£ 18,748	£ 34,061	£ 26,254
Interest paid, classified as operating activities	9,577	23,186	16,124
Balances with banks and other regulatory authorities	£ 3,392	£ 4,893	£ 4,717